Exception Summary
Run Date -XX/XX/XXXX 10:05:06 AM

Exception Type	Exception Grade	Exception	Open Exceptions	Cleared Exceptions	Cured Exceptions	Waived Exceptions	Unable to Clear Exceptions	Total
Comment	3	Collection Comments - Incomplete -	37	0	0	0	0	37
		Cease and Desist Request Received From Mortgagor or 3rd Party	2	0	0	0	0	2
		Damaged Interior - Damage remains unresolved and no indication covered by insurance	2	0	0	0	0	2
		Environmental Damaged Exterior - Damage remains unresolved and no indication covered by insurance sufficient to cover repair	1	0	0	0	0	1
		Environmental Damaged Interior - Damage remains unresolved and no indication covered by insurance	1	0	0	0	0	1
		Written Dispute - No indication servicer responded to outstanding dispute in writing	1	0	0	0	0	1
		Total Credit Grade (3) Exceptions:	44	0	0	0	0	44